Income Taxes - Schedule of Income from Continuing Operations before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
United States	$ 26,633	$ 11,324
Non-U.S.	(19,636)	(1,372)
Income before provision for income taxes and non-controlling interest	$ 6,997	$ 9,952